SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.       SUBSEQUENT EVENTS

In connection with the announcement to the market made on March 30, 2020, the Company announces that it carried out on August 13, 2020 the notice of its intention to pay the revolving credit facility in the amount of US$500,000 (equivalent, on the transaction date, to R$2,638,221) which was withdrawn on April 1, 2020, at the cost of LIBOR + 1.30% p.a., with an average term of 47 months and maturity in February 2024. The settlement is scheduled for August 20, 2020 and such resources are fully available as a source of additional liquidity for the Company, if necessary.

Suzano considers that, due the greater visibility of possible impacts resulting from the COVID-19 pandemic in its business environment and its robust cash position, the withdrawal of its revolving credit facility line is no longer necessary. It is important mentioning that such settlement will allow greater efficiency in the Company's cash management.